UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments® Colorado
Municipal Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.
December 31, 2015 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 138.77%
Corporate-Backed Revenue Bonds – 4.65%
Public Authority for Colorado
Energy Revenue
6.25% 11/15/28	865,000	$1,109,778
Public Authority of Colorado
Energy Natural Gas
Revenue
Series 2008
6.50% 11/15/38	1,750,000	2,375,783
		3,485,561
Education Revenue Bonds – 26.91%
Colorado Educational &
Cultural Facilities Authority
Revenue
144A 5.00% 7/1/36 #	500,000	514,865
5.125% 11/1/49	765,000	780,308
144A 5.25% 7/1/46 #	500,000	515,225
(Academy Charter School
Project)
5.50% 5/1/36 (SGI)	1,720,000	1,726,158
(Charter School - Atlas
Preparatory School) 144A
5.25% 4/1/45 #	700,000	689,647
(Charter School -
Community Leadership
Academy) 7.45% 8/1/48	500,000	596,825
(Charter School - Peak to
Peak Charter)
5.00% 8/15/34	1,000,000	1,122,640
(Improvement - Charter
School - University Lab
School Building) 144A
5.00% 12/15/45 #	500,000	499,990
(Johnson & Wales
University) Series A
5.25% 4/1/37	900,000	1,020,987
(Liberty Charter School)
Series A 5.00% 1/15/44	1,000,000	1,087,490
(Littleton Charter School
Project)
4.375% 1/15/36 (AGC)	1,200,000	1,208,352
(Skyview Charter School)
144A 5.50% 7/1/49 #	750,000	793,065
(Student Housing - Campus
Village Apartments)
5.00% 6/1/23	1,065,000	1,142,606
Colorado School of Mines
Series B 5.00% 12/1/42	2,500,000	2,816,800
Colorado State Board of
Governors
(University Enterprise
System) Series A
5.00% 3/1/39	10,000	11,024
University of Colorado
5.00% 6/1/31	3,185,000	3,678,038
Series A 5.00% 6/1/33	1,000,000	1,161,650
Western State College
5.00% 5/15/34	750,000	819,023
		20,184,693
Electric Revenue Bonds – 3.40%
Colorado Springs Utilities
System Improvement
Revenue
Series A 5.00% 11/15/45	750,000	873,143
Platte River Power Authority
Series HH 5.00% 6/1/28	1,500,000	1,678,620
		2,551,763
Healthcare Revenue Bonds – 44.41%
Aurora Hospital Revenue
(Children’s Hospital
Association Project)
Series A 5.00% 12/1/40	4,000,000	4,359,640
Colorado Health Facilities
Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	806,460
Series A 5.00% 2/1/41	2,400,000	2,613,456
Series A 5.25% 2/1/33	1,625,000	1,803,019
Series A 5.25% 1/1/45	1,000,000	1,118,680
Series C-1
5.10% 10/1/41 (AGM)	1,000,000	1,054,450
Series D 6.125% 10/1/28	750,000	836,123
(Christian Living
Community Project)
6.375% 1/1/41	615,000	667,583
Series A 5.75% 1/1/37	885,000	898,124
(Covenant Retirement
Communities Inc.)
5.00% 12/1/35	1,000,000	1,088,020
Series A 5.75% 12/1/36	1,000,000	1,123,840

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities
Authority Revenue
(Evangelical Lutheran Good
Samaritan Society)
5.00% 6/1/28	1,250,000	$1,407,213
5.50% 6/1/33	2,000,000	2,305,080
5.625% 6/1/43	1,000,000	1,158,590
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	500,000	599,445
(Mental Health Center of
Denver Project) Series A
5.75% 2/1/44	1,500,000	1,708,035
(National Jewish Health
Project) 5.00% 1/1/27	500,000	523,585
(Sisters of Charity of
Leavenworth Health
System) Series A
5.00% 1/1/40	4,750,000	5,246,993
(Total Long-Term Care)
Series A 6.00% 11/15/30	400,000	454,100
Sunny Vista Living Center
Series A 6.25% 12/1/50	505,000	514,302
Vail Valley Medical Center
Project 5.00% 1/15/35	1,250,000	1,448,275
Denver Health & Hospital
Authority Health Care
Revenue
(Recovery Zone Facilities)
5.625% 12/1/40	750,000	827,625
University of Colorado
Hospital Authority Revenue
Series A 6.00% 11/15/29	650,000	748,755
		33,311,393
Lease Revenue Bonds – 5.86%
Aurora Certificates of
Participation
Series A 5.00% 12/1/30	630,000	707,742
Colorado Building Excellent
Schools Today
Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,292,400
Pueblo County Certificates of
Participation
(County Judicial Complex
Project)
5.00% 9/15/42 (AGM)	1,250,000	1,396,750
		4,396,892
Local General Obligation Bonds – 13.41%
Adams & Weld Counties
School District No 27J
Brighton
4.00% 12/1/30	700,000	778,106
Adams 12 Five Star Schools
5.00% 12/15/25	250,000	315,405
Arapahoe County School
District No. 1 Englewood
5.00% 12/1/31	2,935,000	3,449,476
Beacon Point Metropolitan
District
5.00% 12/1/30 (AGM)	600,000	698,436
Boulder Larimer & Weld
Counties St. Vrain Valley
School District No. Re-1J
5.00% 12/15/33	750,000	833,535
Denver City & County
(Better Denver & Zoo)
Series A 5.00% 8/1/25	650,000	727,207
Denver International Business
Center
Metropolitan District No. 1
5.00% 12/1/30	650,000	688,851
Eaton Area Park & Recreation
District
5.25% 12/1/34	190,000	198,373
5.50% 12/1/38	245,000	260,001
Jefferson County School
District No. R-1
5.25% 12/15/24	750,000	949,927
Pueblo County School District
No. 70
5.00% 12/1/31	250,000	283,857
Rangely Hospital District
6.00% 11/1/26	750,000	872,085
		10,055,259
Pre-Refunded/Escrowed to Maturity Bonds – 4.47%
Adams & Arapahoe Counties
Joint School District No.
28J (Aurora)
6.00% 12/1/28-18§	600,000	685,920
Colorado State Board of
Governors
Series A 5.00% 3/1/39-19§	690,000	772,414
Glendale Certificates of
Participation
5.00% 12/1/25-16 (SGI)§	1,000,000	1,041,030

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(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Colorado
Series A
5.375% 6/1/38-19§	750,000	$856,717
		3,356,081
Special Tax Revenue Bonds – 25.04%
Central Platte Valley
Metropolitan District
5.00% 12/1/43	375,000	390,049
Commerce City
5.00% 8/1/44 (AGM)	1,000,000	1,134,140
Denver Convention Center
Hotel Authority Revenue
5.00% 12/1/35 (SGI)	2,875,000	2,923,530
Fountain Urban Renewal
Authority Tax Increment
Revenue
(Academy Highlands
Project) Series A
5.50% 11/1/44	1,405,000	1,457,898
Guam Government Business
Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	478,143
Series A 5.25% 1/1/36	565,000	628,754
Regional Transportation
District Revenue
Series A 5.375% 6/1/31	460,000	525,518
(Denver Transit Partners)
6.00% 1/15/41	2,175,000	2,452,095
(FasTracks Project)
Series A
4.50% 11/1/36 (AGM)	1,500,000	1,574,955
Series A 5.00% 11/1/38	4,085,000	4,663,272
Sterling Ranch Community
Authority Board
Series A 5.75% 12/1/45	525,000	525,761
Tallyns Reach Metropolitan
District No. 3
(Limited Tax Convertible)
5.125% 11/1/38	295,000	313,538
Thornton Development
Authority
East 144th Avenue & I-25
Project
Series B 4.00% 12/1/37	350,000	357,423
Series B 5.00% 12/1/35	265,000	297,370
Series B 5.00% 12/1/36	440,000	491,951
Virgin Islands Public Finance
Authority
(Matching Fund Senior
Lien)
5.00% 10/1/29 (AGM)	500,000	565,450
		18,779,847
Transportation Revenue Bonds – 7.80%
Colorado High Performance
Transportation Enterprise
Revenue
(Senior U.S. 36 & I-25
Managed Lanes)
5.75% 1/1/44 (AMT)	1,110,000	1,197,368
Denver City & County Airport
System Revenue
Series A 5.25% 11/15/36	750,000	851,437
Series B 5.00% 11/15/28	1,000,000	1,182,740
Series B 5.00% 11/15/37	2,000,000	2,273,260
E-470 Public Highway
Authority
Series C 5.25% 9/1/25	310,000	348,338
		5,853,143
Water & Sewer Revenue Bonds – 2.82%
City of Aurora Water Revenue
First Lien Series A
5.00% 8/1/36 (AMBAC)	2,000,000	2,113,120
		2,113,120

Total Municipal Bonds
(cost $95,725,440)		104,087,752

Total Value of
Securities – 138.77%
(cost $95,725,440)		104,087,752
Liquidation Value of
Preferred
Stock – (40.00%)		(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.23%		919,811
Net Assets Applicable to
4,837,100 Shares
Outstanding – 100.00%		$75,007,563

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2015, the aggregate value of Rule 144A securities was $3,012,792, which represents 4.02% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
SGI – Insured by Syncora Guarantee Inc.

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Notes

Delaware Investments® Colorado Municipal Income Fund, Inc.
December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments Colorado Municipal Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors/Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

Securities	Level 2
Municipal Bonds	$104,087,752

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

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Notes

December 31, 2015 (Unaudited)

3. Subsequent Events

On January 22, 2016, Delaware Investments Colorado Municipal Income Fund, Inc. (the “Fund”) successfully issued $30,000,000 of Variable Rate MuniFund Term Preferred (“VMTP”) shares with a $100,000 liquidation value per share in a privately negotiated offering. The net proceeds from the offering were used to redeem the Series 2016 VMTP shares previously outstanding. The VMTP shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

The Fund is obligated to redeem its VMTP shares on February 1, 2021, unless earlier redeemed or repurchased by the Fund. VMTP shares are subject to optional and mandatory redemption in certain circumstances. The Fund may be obligated to redeem certain of the VMTP shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP shares are set weekly, subject to adjustments in certain circumstances.

The Fund uses leverage because its managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by the Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt the Fund’s overall performance.

Leverage may also cause the Fund to incur certain costs. In the event that the Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investors Service, funding dividend payments, or funding redemptions), the Fund will pay additional fees with respect to the leverage.

For financial reporting purposes, the VMTP shares are considered debt of the issuer; therefore, the liquidation value which approximates fair value of the VMTP share is recorded as a liability in the statements of assets and liabilities. Dividends accrued and paid on the VMTP shares are included as a component of interest expense in the statements of operations. The VMTP shares are treated as equity for legal and tax purposes. Dividends paid to holders of the VMTP shares are generally classified as tax-exempt income for tax-reporting purposes.

Management has determined that no additional material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: